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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard, Singapore
          238891, Singapore

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director,
        Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena                    Singapore            July 2, 2008
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  18
Form 13F Information Table Value Total:  2,797,986
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number        Name
---  --------------------------- -----------------------------
1    28-________________________ Fullerton (Private) Limited

2    28-13103                    Fullerton Management Pte Ltd

                                      2

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------                   -------------- --------- -------- ------------------- -------------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER             TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------             -------------- --------- -------- ---------- --- ---- -------------- -------- ---------- ------ ----
BLACKSTONE GROUP L P       COM UNIT LTD   09253U108  37,620   1,500,000 SH       Shared-defined           1,500,000
CITRIX SYS INC             COM            177376100     638      15,813 SH       Shared-defined              15,813
CYCLACEL PHARMACEUTICALS
INC                        COM            23254L108   2,114     379,500 SH       Shared-defined    2        379,500
EMBRAER-EMPRESA
BRASILEIRA D               SP ADR COM SHS 29081M102     237       5,400 SH       Shared-defined               5,400
EQUINIX INC                COM NEW        29444U502 381,367   4,300,000 SH       Shared-defined           4,300,000
GLOBAL CROSSING LTD        SHS NEW        G3921A175 998,689  47,376,161 SH       Shared-defined    1     47,376,161
HOME INNS & HOTELS MGMT
INC                        SPON ADR       43713W107   1,427      41,000 SH       Shared-defined    1         41,000
ICICI BK LTD               ADR            45104G104 414,326   7,858,982 SH       Shared-defined    2      7,858,982
MYLAN LABS INC             COM            628530107  33,298   2,086,367 SH       Shared-defined    2      2,086,367
NORTHSTAR NEUROSCIENCE INC COM            66704V101     141      12,605 SH       Shared-defined              12,605
NUANCE COMMUNICATIONS INC. COM            67020Y100     230      11,895 SH       Shared-defined              11,895
REPLIDYNE INC              COM            76028W107   3,720     575,900 SH       Shared-defined    2        575,900
SPDR TR                    UNIT SER 1     78462F103  51,105     334,936 SH       Shared-defined    1        334,936
STATS CHIPPAC LTD          SPONSORED ADR  85771T104 396,625  36,758,606 SH       Shared-defined          36,758,606
TENARIS S A                SPONSORED ADR  88031M109 213,682   4,060,855 SH       Shared-defined           4,060,855
VICAL INC                  COM            925602104  24,402   4,980,079 SH       Shared-defined    2      4,980,079
WNS HOLDINGS LTD           SPON ADR       92932M101   2,052     119,300 SH       Shared-defined             119,300
YINGLI GREEN ENERGY HLDG
CO LTD                     ADR            98584B103 236,313   9,064,567 SH       Shared-defined           9,064,567